UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22318

Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss
Bank of America Capital Advisors LLC
225 High Ridge Road
Stamford, CT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 921-7951

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

The registrant invests substantially all of its assets in Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd. (the “Offshore Fund”).  The Offshore Fund invests substantially all of its assets in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC (the “Company”).  The registrant owned 100.00% of the Offshore Fund at June 30, 2010.  The percentage of the Company’s members’ equity owned by the Offshore Fund at June 30, 2010 was 0.54%.  The registrant has included the Company’s schedule of investments as of June 30, 2010, below.  The Company’s schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on August 30, 2010.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Schedule of Investments

June 30, 2010

Portfolio Funds *	First Acquisition Date	Cost	Fair Value	% of Members’ Capital	% Ownership of Portfolio Funds	First Available Redemption Date **	Liquidity ***

Event Driven/Relative Value Funds
American Durham L.P.	7/1/2008	$2,607,971	$714,441	0.16%	12.56%	N/A	(1)
Anchorage Capital Partners, L.P.	10/1/2009	14,000,000	14,518,793	3.29%	0.58%	9/30/2010	Rolling Annual
Aristeia Partners, L.P.	4/1/2008	12,537,502	18,155,937	4.11%	5.30%	N/A	Quarterly
Brevan Howard, L.P.	2/1/2009	16,214,798	17,551,765	3.97%	0.68%	N/A	Monthly
Canyon Value Realization Fund, L.P.	7/1/2003	11,177	1,768,981	0.40%	0.08%	N/A	(2)
Centaurus Alpha Fund, L.P.	4/1/2009	604	53,796	0.01%	4.60%	N/A	(1)
Drake Global Opportunities Fund, L.P.	4/1/2009	32,257	75,468	0.02%	0.57%	N/A	(1)
DSC Acquisitions, LLC	4/1/2009	37,735	38,379	0.01%	0.96%	N/A	(2)
Farallon Capital Partners, L.P.	11/1/2004	14,930,265	18,153,853	4.11%	0.33%	N/A	(3)
Garrison Special Opportunity Fund, L.P.	7/1/2009	4,000,000	4,310,260	0.98%	1.04%	N/A	Annually
JANA Partners, L.P.	4/1/2009	133,460	173,891	0.04%	0.24%	N/A	(2)
Lydian Partners SPV, Ltd.	4/1/2009	475	475	0.00%	3.05%	N/A	(2)
Mast Credit Opportunities I, L.P.	6/1/2010	16,000,000	16,187,564	3.67%	5.22%	9/30/2011	Quarterly
Monarch Debt Recovery Fund, L.P.	7/1/2009	12,000,000	13,573,619	3.07%	3.39%	12/31/2011	Annually
Polygon Global Opportunities Fund, L.P.	8/1/2006	10,062,580	4,610,135	1.04%	1.60%	N/A	(1)
Strategic Value Restructuring Fund, L.P.	4/1/2009	934,076	463,612	0.10%	0.07%	N/A	(2)
SVRF (Onshore) Holdings LLC	4/1/2009	1,204,692	1,078,032	0.24%	3.30%	N/A	(1)
Vicis Capital Fund	4/1/2009	2,379,600	1,184,595	0.27%	0.74%	N/A	(1)
Waterfall Eden Fund, L.P.	7/1/2008	12,389,560	10,456,807	2.37%	11.00%	N/A	(2)
Strategy Total		119,476,752	123,070,403	27.86%
Hedged Long/Short Equity Funds
Alydar QP Fund L.P.	4/1/2009	11,877,385	12,119,522	2.74%	2.47%	N/A	Quarterly
Foundation Partners, L.P.	7/1/2002	8,000,000	10,313,990	2.34%	9.94%	N/A	Quarterly
Prism Partners III Leveraged, L.P.	7/1/2009	5,000,000	5,491,785	1.24%	1.34%	N/A	Quarterly
SAB Capital Partners, L.P.	4/1/2001	-	651,383	0.15%	0.21%	N/A	(2)
Scopia PX, LLC	9/1/2005	11,000,000	15,428,206	3.49%	5.38%	N/A	Quarterly
Spring Point Opportunity Partners, L.P.	7/1/2006	9,610,520	14,859,594	3.37%	4.15%	N/A	Quarterly
Tiedemann/Falconer Partners, L.P.	4/1/2009	5,301,238	4,861,091	1.10%	4.48%	N/A	Quarterly
Strategy Total		50,789,143	63,725,571	14.43%
Hedged Sector Funds
Coatue Qualified Partners, L.P.	1/1/2002	6,000,000	15,820,714	3.58%	1.31%	N/A	Quarterly
Longbow Partners, L.P.	5/1/2004	12,200,000	17,216,069	3.90%	6.55%	N/A	Quarterly
Seligman Tech Spectrum Fund, LLC	4/1/2009	4,610,345	5,101,250	1.16%	1.07%	N/A	Monthly
Tufton Oceanic Hedge Fund, Ltd.	11/1/2009	10,500,000	9,720,607	2.20%	0.60%	N/A	Monthly
Strategy Total		33,310,345	47,858,640	10.84%
Opportunistic Long/Short (Global) Funds
AKO Partners, L.P.	10/1/2005	7,500,000	15,746,214	3.57%	3.19%	N/A	Quarterly
Amiya Global Emerging Opportunities Fund, L.P.	8/1/2009	10,000,000	9,884,303	2.24%	3.18%	9/30/2010	Quarterly
Artha Emerging Markets Funds, L.P.	4/1/2008	13,720,130	16,830,208	3.81%	2.63%	N/A	Quarterly
Egerton Capital Partners, L.P.	10/1/2009	5,000,000	5,069,016	1.15%	1.10%	N/A	Quarterly
Henderson Asia Pacific Absolute Return Fund, Ltd.	10/1/2008	8,966,478	9,292,361	2.10%	1.56%	N/A	Monthly
Indus Asia Pacific Fund, L.P.	3/1/2004	15,000,000	18,493,953	4.20%	2.72%	N/A	Quarterly
Indus Japan Fund, L.P.	3/1/2004	6,000,000	8,715,901	1.97%	4.23%	N/A	Quarterly
Meditor European Hedge Fund (B) Limited	7/1/2009	17,000,000	16,834,330	3.81%	0.80%	N/A	Monthly
Rohatyn Group Global Opportunity Partners, L.P.	4/1/2009	133,980	147,035	0.03%	0.13%	N/A	(2)
Strategy Total		83,320,588	101,013,321	22.88%
Opportunistic (U.S. Only) Funds
Addison Clark Fund, L.P.	4/1/2008	15,016,635	16,107,289	3.65%	5.03%	N/A	Quarterly
Brookside Capital Partners II, L.P.	7/1/2009	15,000,000	14,854,620	3.36%	2.11%	9/30/2010	Quarterly
Cadmus Capital Partners (QP), L.P.	7/1/2003	-	338,346	0.08%	9.40%	N/A	(1)
Royal Capital Value Fund (QP), L.P.	7/1/2008	16,879,797	14,552,244	3.30%	2.45%	N/A	Annually
Seminole Capital Partners, L.P.	9/1/2005	7,200,000	13,640,425	3.09%	2.60%	N/A	Semi-annually
Swiftcurrent Partners, L.P.	10/1/2000	10,550,000	16,026,958	3.63%	1.60%	N/A	(4)
Valinor Capital Partners, L.P.	7/1/2007	13,000,000	14,758,268	3.34%	2.81%	(5)	(6)
Strategy Total		77,646,432	90,278,150	20.45%
Total Investments in Portfolio Funds		$364,543,260	425,946,085	96.46%
Other Assets, Less Liabilities			15,637,437	3.54%
Members’ Capital			$441,583,522	100.00%

*	Non-income producing investments. The Company's	(1)	The Portfolio Fund is liquidating and is in the process of returning
	investments in the Portfolio Funds are considered to be		capital to its partners. Redemption rights have been suspended.
	illiquid and may be subject to limitiations on redemptions,	(2)	The Portfolio Fund has restricted redemption rights by
	including the assessment of early redemption fees.		creating a side pocket account to hold its illiquid assets.
**	From original investment date.		As of 6/30/2010, the Company's remaining investment in the
***	Available frequency of redemptions after initial		Portfolio Fund is illiquid.
	lock-up period.	(3)	$7,214,313 is invested in a side pocket account, $20,037 is held in
N/A	Initial lock-up period has either expired prior to 6/30/10,		a liquidating trust and $10,939,540 has annual liquidity.
	or the Portfolio Fund did not have an initial lock-up	(4)	$209,006 is invested in a side pocket. $15,817,952 has annual
	period. However, specific redemption restrictions may		liquidity.
	apply.	(5)	$4,676,179 has an initial lock-up period that expires on 12/31/2010,
			and $2,102,264 has an initial lock-up period that expires on
			12/31/2011. $124,927 is invested in a side pocket.
		(6)	Class A investments of $6,721,133 have tri-annual liquidity and
			Class B investments of $7,912,208 have annual liquidity.

Portfolio Valuation

The net asset value (the “NAV”) of the Company is determined by, or at the direction of, Bank of America Capital Advisors LLC (the “Adviser”) as of the close of business at the end of each fiscal period (as defined in the Company’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board of Managers (the “Board”).  Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

The investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the NAV of the Company's investment in the Portfolio Funds as determined by the Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Adviser pursuant to the valuation procedures. Generally, the NAVs of investments in the Portfolio Funds are determined whereby the Company records the investment and subsequent subscriptions at its acquisition cost which represents its fair value. The investment is adjusted to reflect the Company’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.

The Portfolio Funds record their investments at fair value in accordance with accounting principles generally accepted in the United States (“GAAP”) or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the investments in the Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Portfolio Funds.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions on liquidity than the main portfolio of the Portfolio Fund. If the Company withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund.  In instances, where such a Portfolio Fund closes its operations, the Company may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of June 30, 2010, the Company’s investments in side pockets represented 6.88% of the Company’s net assets.  Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to withdraw capital.  Restrictions applicable to individual Portfolio Funds are described in detail on the Company’s Schedule of Investments.

The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).  The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company has adopted the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated the NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Company estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of fair value. The adoption of this guidance does not have a material effect on the financial statements.

Investments may be classified as Level 2 when market information (observable NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy. The Portfolio Fund investment lots that have observable market inputs (published NAVs) and that the Company has the ability to redeem from within three months of the balance sheet date are classified in the fair value hierarchy as Level 2.

The Company’s investments in the Portfolio Funds that have unobservable inputs and/or from which the Company does not have the ability to redeem within three months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Adviser uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate the fair value of such Level 3 instruments.

The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at June 30, 2010:

	Level 1	Level 2	Level 3	Total
Event Driven/Relative
Value Funds	$-	$50,226,495	$72,843,908	$123,070,403

Hedged Long/Short
Equity Funds	-	63,074,188	651,383	63,725,571

Hedged Sector Funds	-	47,858,640	-	47,858,640

Opportunisic Long/Short
(Global) Funds	-	100,866,286	147,035	101,013,321

Opportunistic (U.S. Only)
Funds	-	44,602,334	45,675,816	90,278,150

Total	$-	$306,627,943	$119,318,142	$425,946,085

The level classifications in the table above are not indicative of the risk associated with the investment in each Portfolio Fund.

The following table includes a roll-forward of the amounts for the period from April 1, 2010 through June 30, 2010, for the investments classified within level 3.  The classification of an investment within level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Balance as of 3/31/2010	Transfers in (out) of Level 3*	Net realized gain from Portfolio Fund redemptions	Net change in accumulated unrealized appreciation on investments	Net purchases (sales)	Balance as of 6/30/2010
Event Driven/ Relative Value Funds	$70,595,236	$(14,818,127)	$80,582	$744,342	$16,241,875	$72,843,908
Hedged Long/ Short Equity Funds	718,575	-	-	(67,192)	-	651,383
Hedged Sector Funds	-	-	-	-	-	-
Opportunistic (Global) Funds	10,794,577	(10,648,268)	-	726	-	147,035
Opportunistic (U.S. Only) Funds	65,459,084	(15,875,661)	-	(3,907,607)	-	45,675,816
Total	$147,567,472	$(41,342,056)	$80,582	$(3,229,731)	$16,241,875	$119,318,142

*Transfers represent investments in Portfolio Funds that were previously categorized as Level 3 investments for the year ended March 31, 2010.  In accordance with recently issued authoritative guidance, these investments are being recategorized as Level 2 as of April 1, 2010.

The net unrealized appreciation for the period from April 1, 2010 to June 30, 2010, for level 3 investments held by the Company as of June 30, 2010, was a decrease of $3,149,149 as shown in the table below:

Net Unrealized Appreciation

Event Driven/ Relative Value Funds	$824,924
Hedged Long/ Short Equity Funds	(67,192)
Hedged Sector Funds	-
Opportunistic (Global) Funds	726
Opportunistic (U.S. Only) Funds	(3,907,607)
Total	$(3,149,149)

The Company adopted authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the NAV per share for the investment.  In using NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Company is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments.

A listing of the investments held by the Company and their attributes as of June 30, 2010, that may qualify for these valuations are shown in the table below.

Investment Category	Fair Value	Redemption frequency	Notice Period	Redemption Restrictions and Terms
Event Driven/Relative Value Funds (a)	$123,070,403	Monthly - Annually	60 - 90 Days	0-2 years
Hedged Long/Short Equity Funds (b)	63,725,571	Quarterly	30 - 125 Days	none
Hedged Sector Funds (c)	47,858,640	Monthly - Quarterly	30 - 90 Days	0-1 years
Opportunistic Long/Short (Global) Funds (d)	101,013,321	Monthly - Quarterly	30 - 90 Days	0-1 years
Opportunistic (U.S. Only) Funds (e)	90,278,150	Quarterly - Annually	45 - 90 Days	0-2 years

The information summarized in the preceding table represents the general terms of the specified asset class.  Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole.  In addition, most of the Portfolio Funds have the flexibility, as provided for in the constituent documents, to modify and waive such terms.  Additional details on the terms and restrictions for each Portfolio Fund are included on the Schedule of Investments included with this report.

The Company’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Portfolio Funds would generally be the NAV as provided by the Portfolio Fund or its administrator. For each of the categories below, the fair value of the Portfolio Funds has been estimated using the NAV of the Portfolio Funds.

a)
Event Driven/Relative Value Funds This category includes the Portfolio Funds that invest using two primary styles: Event-Driven and Relative Value. Event-Driven strategies typically include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

b)
Hedged Long/Short Equity Funds This category includes the Portfolio Funds that invest long, short, and balanced primarily in common stocks. Management of each Portfolio Fund has the ability to shift investments from value to growth strategies, from small to large capitalization stocks, and from net long to a net short position. The Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, short sales, fixed income securities, currencies, futures, forward contracts, swaps, other derivatives and other financial instruments and commodities within the scope of each respective operating agreement.

c)
Hedged Sector Funds This category includes the Portfolio Funds that invest primarily in publicly-traded securities issued by companies in specified industry sectors such as  technology, healthcare, utility, energy, shipping or transportation. The Portfolio Funds holdings may include long and short positions in common and preferred equity.

d)
Opportunistic (Global) Funds This category includes the Portfolio Funds that invest in all global markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this category may include global long/ short equity funds, global macro funds, and commodity pools.

e)
Opportunistic (U.S.) Only Funds This category includes the Portfolio Funds that invest in domestic markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this category may include global long/short equity funds, global macro funds, and commodity pools.

Aggregate purchases and proceeds of interests in the Portfolio Funds for the period from April 1, 2010 to June 30, 2010, were $28,000,000 and $8,758,125, respectively.  There are no unfunded commitments outstanding to the Portfolio Funds.

Federal Tax Cost

The cost of the Portfolio Funds for federal tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2009, and after adjustment for purchases and sales between December 31, 2009 and June 30, 2010, the estimated cost of the Portfolio Funds at June 30, 2010 for federal tax purposes is $418,917,107.  The resulting estimated net unrealized appreciation for tax purposes on the Portfolio Funds at June 30, 2010 is $7,028,978.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):     Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

By (Signature and Title):  /s/ Spencer N. Boggess
 Spencer N. Boggess, Principal Executive Officer

Date: August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant):     Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC

By (Signature and Title):  /s/ Steven L. Suss
  Steven L. Suss, Principal Financial Officer

Date: August 30, 2010